Property, plant & equipment - Income Statement Impact (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Property, plant & equipment
Depreciation expense	€ (3,306)
Interest expense on lease liabilities	304
Expenses related to short-term leases/ low-value assets/ variable lease payments	€ 645